Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Foreclosed Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at 12/31/12	$ 736
Valuation Technique	Market comparable properties
Unobservable Inputs	Comparability adjustments
Collateral Dependent Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at 12/31/12	$ 3,573
Valuation Technique	Market comparable properties
Unobservable Inputs	Marketability discount
Collateral Dependent Impaired Loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	10.00%
Collateral Dependent Impaired Loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	35.00%